13F-HR

		     UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
		     WASHINGTON, D.C. 20549

			FORM 13F

		   FORM 13F COVER PAGE

Report for the Calender Year or Quarter Ended: March 31, 2001
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Check here if Amendment [ ]; Amendment Number:
					      --------
  This Amendment (Check only one):  [ ] is a restatement.
				    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Jarislowsky, Fraser Limited
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Address:	1010 Sherbrooke St. West, Suite 2005
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		Montreal, Quebec
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		Canada H3A 2R7
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Form 13F File Number: 	28-67075
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The insitutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herin is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Erin P. O'Brien
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Title:		Compliance Officer & Partner
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Phone:		514-842-2727
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Signature, Place, and Date of Signing:


 /s/ Erin P. O'Brien	   Montreal, Quebec	April 11, 2001
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     (Signature)	      (City, State)	    (Date)

Report Type (Check only one.):

(X) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

( ) 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

( ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
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Form 13F Information Table Entry Total:	        72
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Form 13F Information Table Value Total:       7,252,844
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					    (thousands)
List of Other Included Managers:  NONE

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		FORM 13F INFORMATION TABLE
NAME OF ISSUER                          TITLE    Cusip     VALUE    SHRS OR  SH/PUT/  INV    OTHER VOTING AUTHORITY
                                                          (X$1000)  PRN AMT PRN CALL DISCRETIONMGRS       SOLE      SHARED     NONE
Abbott Laboratories                    Common 002824100   134,468  2,849,495 SH      SOLE              2,786,395      63,100
Abitibi-Consolidated Inc.              Common 003924107   165,113 21,157,532 SH      SOLE             20,739,642     417,890
Alberta Energy Ltd.                    Common 012873105   167,574  3,781,558 SH      SOLE              3,714,158      67,400
Albertson's Inc.                       Common 013104104    63,195  1,986,029 SH      SOLE              1,912,029      74,000
American General Corporation           Common 026351106   103,293  2,700,478 SH      SOLE              2,621,478      79,000
Ballard Power Systems Inc.             Common 05858H104        73      1,845 SH      SOLE                  1,845           0
Bank of New York                       Common 064057102    78,877  1,601,893 SH      SOLE              1,552,193      49,700
Bank of Nova Scotia                    Common 064149107   302,455 11,809,219 SH      SOLE             11,573,519     235,700
BCE Inc.                               Common 05534B109   142,035  6,321,843 SH      SOLE              6,225,327      96,516
Bristol-Myers Squibb Co.               Common 110122108   149,627  2,518,966 SH      SOLE              2,475,566      43,400
Cameco Corporation                     Common 13321L108   162,457  8,200,302 SH      SOLE              8,036,802     163,500
Canadian Imperial Bank of Commerce     Common 136069101    57,358  1,816,790 SH      SOLE              1,789,390      27,400
Cardinal Health                        Common 14149Y108    86,496    894,014 SH      SOLE                864,364      29,650
Chevron Corp.                          Common 166751107    66,250    754,560 SH      SOLE                735,860      18,700
C-Mac Industries Inc.                  Common 125920108     3,712    181,838 SH      SOLE                181,838           0
Coca-Cola Co.                          Common 191216100    31,765    703,391 SH      SOLE                679,391      24,000
Conagra Foods                          Common 205887102    43,431  2,381,080 SH      SOLE              2,286,580      94,500
Corus Entertainment Inc.                  B   220874101    21,409    912,713 SH      SOLE                912,713           0
Crown Cork & Seal                      Common 228255105       537    132,595 SH      SOLE                132,595           0
CVS Corp.                              Common 126650100    51,480    880,155 SH      SOLE                838,655      41,500
Diebold Inc.                           Common 253651103    43,218  1,573,840 SH      SOLE              1,513,170      60,670
Emerson Electric                       Common 291011104   108,918  1,756,736 SH      SOLE              1,704,436      52,300
Enbridge Inc.                          Common 29250N105   199,745  7,439,867 SH      SOLE              7,309,067     130,800
Exxon Mobil Corp.                      Common 30231G102   216,148  2,668,498 SH      SOLE              2,668,498           0
Fantom Technogies Inc.                 Common 306906108     1,347    327,000 SH      SOLE                327,000           0
Federal National Mortgage Association  Common 313586109   141,243  1,774,404 SH      SOLE              1,726,404      48,000
First Tennessee National Corp.         Common 337162101    76,752  2,483,885 SH      SOLE              2,377,385     106,500
General Electric                       Common 369604103   124,113  2,964,955 SH      SOLE              2,912,755      52,200
Gillette Co.                           Common 375766102   119,959  3,848,544 SH      SOLE              3,768,844      79,700
Gulf Canada Resources Ltd.             Common 40218L305    20,038  3,658,323 SH      SOLE              3,658,323           0
HCA-Healthcare Co.                     Common 404119109    95,740  2,377,461 SH      SOLE              2,305,861      71,600
Hummingbird Ltd.                       Common 44544R101     6,403    262,350 SH      SOLE                262,350           0
Ikon Office Solutions                  Common 451713101        30      5,200 SH      SOLE                  5,200           0
Imperial Oil Ltd.                      Common 453038408   139,955  5,741,606 SH      SOLE              5,637,490     104,116
International Flavours & Fragrances    Common 459506101    15,818    717,023 SH      SOLE                717,023           0
Interpublic Group                      Common 460690100    54,379  1,583,087 SH      SOLE              1,532,587      50,500
Johnson & Johnson                      Common 478160104   168,194  1,922,879 SH      SOLE              1,880,679      42,200
JP Morgan Chase & Co.                  Common 46625H100   161,100  3,587,974 SH      SOLE              3,500,654      87,320
Kimberly Clark                         Common 494368103   118,531  1,747,476 SH      SOLE              1,700,976      46,500
Kingsway Financial Services Inc.       Common 496904103     8,445  1,250,740 SH      SOLE              1,195,740      55,000
Leitch Technology Corp.                Common 52543H107     4,856    403,400 SH      SOLE                403,400           0
Loblaw Companies Ltd.                  Common 539481101   126,363  4,034,914 SH      SOLE              3,949,614      85,300
Lucent Technologies Inc.               Common 549463107    25,033  2,510,824 SH      SOLE              2,435,512      75,312
Manulife Financial Corportation        Common 56501R106   280,591 10,652,336 SH      SOLE             10,450,836     201,500
MDS Inc.                               Common 55269P302    31,637  2,640,427 SH      SOLE              2,640,427           0
Merck & Co.                            Common 589331107   211,569  2,787,467 SH      SOLE              2,738,467      49,000
Microsoft Corporation                  Common 594918104   111,012  2,029,928 SH      SOLE              1,995,928      34,000
Motorola Inc.                          Common 620076109    34,646  2,429,577 SH      SOLE              2,362,379      67,198
Nexen Inc.                             Common 65334H102   213,605  9,939,221 SH      SOLE              9,764,621     174,600
Nortel Networks Corporation            Common 656568102   125,756  8,919,416 SH      SOLE              8,746,418     172,998
Nova Chemicals Corporation             Common 66977W109    77,693  3,899,235 SH      SOLE              3,805,551      93,684
Pepsico Inc.                           Common 713448108    89,208  2,029,755 SH      SOLE              1,989,055      40,700
Pfizer Inc.                            Common 717081103   140,591  3,433,245 SH      SOLE              3,372,745      60,500
Philip Morris Corp.                    Common 718154107   144,344  3,042,013 SH      SOLE              2,963,113      78,900
Pitney Bowes Inc.                      Common 724479100       174      5,000 SH      SOLE                  5,000           0
Potash Corporation of Saskatchewan Inc.Common 73755L107    88,575  1,521,490 SH      SOLE              1,494,290      27,200
Procter & Gamble                       Common 742718109    65,977  1,053,953 SH      SOLE              1,015,953      38,000
Rogers Communications Inc.                B   775109200    79,260  5,342,955 SH      SOLE              5,256,555      86,400
Royal Bank of Canada                   Common 780087102   423,973 14,174,975 SH      SOLE             13,927,175     247,800
Royal Dutch Petroleum Co.              Common 780257804   118,626  2,139,723 SH      SOLE              2,110,423      29,300
Schering-Plough                        Common 806605101    59,142  1,619,009 SH      SOLE              1,586,209      32,800
Shaw Communications Inc.                  B   82028K200   159,375  8,283,299 SH      SOLE              8,119,299     164,000
Suncor Energy Inc.                     Common 867229106     4,218    164,103 SH      SOLE                164,103           0
Talisman Energy Inc.                   Common 87425E103   219,101  6,052,718 SH      SOLE              5,936,118     116,600
Toronto Dominion Bank Ont.             Common 891160509   310,664 12,406,108 SH      SOLE             12,169,308     236,800
TranCanada Pipelines Limited           Common 893526103   156,238 12,809,276 SH      SOLE             12,579,056     230,220
Unilever NV-NYS                        Common 904784709    52,508    997,492 SH      SOLE                969,992      27,500
Wachovia Corporation                   Common 929771103   104,122  1,728,162 SH      SOLE              1,680,062      48,100
Walgreen Co.                           Common 931422109    60,616  1,485,676 SH      SOLE              1,452,176      33,500
Walt Disney Co.                        Common 254687106    77,217  2,699,886 SH      SOLE              2,634,686      65,200
Westaim Corporation                    Common 956909105     4,411    851,677 SH      SOLE                851,677           0
Xerox Corp.                            Common 984121103        62     10,277 SH      SOLE                 10,277           0
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